Shareholder Report, Line Graph (Details) 198337_SGI U.S. Large Cap Equity Fund_Class A_TSR Annual {Class A} - USD ($)													12 Months Ended
	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name													Class A (with sales charge)
Accumulated Value	$ 27,657	$ 22,961	$ 22,265	$ 17,644	$ 16,693	$ 18,734	$ 15,717	$ 14,316	$ 13,556	$ 10,873	$ 10,116	$ 9,477
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Total Return Index
Accumulated Value	44,267	36,773	31,733	24,960	21,528	24,251	18,489	15,162	14,732	12,311	10,592	10,000
S&P 500 Low Volatility Index Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Low Volatility Index Total Return Index
Accumulated Value	$ 25,036	$ 24,034	$ 22,785	$ 19,125	$ 19,234	$ 19,073	$ 15,970	$ 16,120	$ 13,794	$ 12,319	$ 11,086	$ 10,000